Expected credit loss measurement - Development of ECL allowances and provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	$ (1,091)	$ (1,165)	$ (1,468)
ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(29)	148
Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(7)	(59)
Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(7)
Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(7)
Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(13)
Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(8)
Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(24)
Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(21)
Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(65)	(40)
Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(10)	(9)
Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	7	(3)
Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(33)	2
Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(23)	(27)
Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(3)
Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	0
Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	2
Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	203
Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(12)	33
Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	30
Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	32	44
Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	53
Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(15)	44
Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	6
Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	27
Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	30	45
Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	104	154
Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(29)
Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(35)
Positions that are not credit impaired | Remeasurements without stage transfers | Large and SME corporate lending
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(28)
Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(259)	(282)	(306)
Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	20	19
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(72)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(10)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(5)	(11)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(21)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(8)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(23)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	(18)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	20	8
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	4
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	1
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	16	(2)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	5
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	1
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	55
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	8
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	13
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(11)	5
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(10)	(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	29
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	8
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	15
Twelve-month expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	29	29
Twelve-month expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	5
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(267)	(220)	(333)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(107)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(65)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(37)
Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(12)
Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(49)	104
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	16	13
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	3
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	4
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	11	7
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	1
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(39)	0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(12)	(13)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(4)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(28)	12
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	4
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	2
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	3
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(27)	74
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(18)	26
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	10	13
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	21
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(9)	1
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(12)	14
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	1
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	12
Lifetime expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	16
Lifetime expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	9
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(564)	(662)	(829)
Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	25
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(46)	(49)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(8)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(22)	(36)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(4)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	48	74
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	(1)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	3
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	41	17
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	14	53
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	2
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(3)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
Lifetime expected credit losses | Credit-impaired positions | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	99	141
Lifetime expected credit losses | Credit-impaired positions | Write offs
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	95
UBS AG
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(1,091)	(1,165)	(1,468)
UBS AG | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(29)	148
UBS AG | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(7)	(59)
UBS AG | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(7)
UBS AG | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(7)
UBS AG | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(13)
UBS AG | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(8)
UBS AG | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(24)
UBS AG | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(21)
UBS AG | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(65)	(40)
UBS AG | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(10)	(9)
UBS AG | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	7	(3)
UBS AG | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(33)	2
UBS AG | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(23)	(27)
UBS AG | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(3)
UBS AG | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	0
UBS AG | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	2
UBS AG | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	203
UBS AG | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(12)	33
UBS AG | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	13	30
UBS AG | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	32	44
UBS AG | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	53
UBS AG | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(15)	44
UBS AG | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	6
UBS AG | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	27
UBS AG | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	30	45
UBS AG | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	104	154
UBS AG | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(29)
UBS AG | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(35)
UBS AG | Positions that are not credit impaired | Remeasurements without stage transfers | Large and SME corporate lending
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(28)
UBS AG | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(260)	(282)	(306)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	20	19
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(72)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(10)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(5)	(11)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(21)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(8)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	(23)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	(18)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	20	8
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	4
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	1
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	16	(2)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	5
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	1
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	55
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	8
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	13
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(11)	5
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(10)	(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	5	29
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	8
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	15
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	29	29
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	5
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(267)	(220)	(333)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(107)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(23)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(65)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(37)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(12)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(49)	104
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	16	13
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	3
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	4
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	11	7
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	3	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	(4)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(39)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(12)	(13)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	8	(4)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(28)	12
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	4
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(4)	2
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	3
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(27)	74
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(18)	26
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	10	13
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	2	21
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(9)	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(12)	14
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(1)	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	12
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	16
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	9
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Table]
Total ECL allowances and provisions	(564)	(662)	$ (829)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	25
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(2)	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(46)	(49)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(21)	(8)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(22)	(36)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(3)	(4)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	48	74
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	1	(1)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	3
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	41	17
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	14	53
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Other
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(8)	2
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	(6)	(3)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Financial intermediaries and hedge funds
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Model changes
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Movements without profit or loss impact (write-off, FX and other)
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	99	$ 141
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Write offs
Disclosure Of Credit Risk Exposure [Table]
Development of ECL allowances and provisions	$ 95